UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Municipal

Income Fund

Semiannual Report

September 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2014

Eaton Vance

Floating-Rate Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	17

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	0.45%	1.20%	2.13%	2.80%
Class A with 2.25% Maximum Sales Charge	—	—	–1.83	–1.11	1.66	2.56
Class I at NAV	08/03/2010	05/29/1992	0.53	1.35	2.25	2.86
Barclays 1 Year Municipal Bond Index	—	—	0.30%	0.74%	1.10%	2.20%
Barclays 7 Year Municipal Bond Index	—	—	3.14	5.51	4.45	4.67

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.83%	0.68%
Net					0.65	0.50

% Distribution Rates/Yields[4]					Class A	Class I
Distribution Rate					0.41%	0.56%
Taxable-Equivalent Distribution Rate					0.72	0.99
SEC 30-day Yield					–0.12	0.04
Taxable-Equivalent SEC 30-day Yield					–0.21	0.07

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Endnotes and Additional Disclosures

[1]

Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 7/31/15. Without the reimbursement, if applicable, performance would have been lower.
[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,004.50	$3.27	**	0.65%
Class I	$1,000.00	$1,005.30	$2.51	**	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.29	**	0.65%
Class I	$1,000.00	$1,022.60	$2.54	**	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 93.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%
Indiana Bond Bank Special Program Gas Revenue, (Liq: JPMorgan Chase Bank NA), 0.39%, 4/15/17(1)(2)	$2,000	$2,000,000

		$2,000,000

Education — 6.5%
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 0.44%, 11/16/16 (Put Date), 11/15/29(3)	$2,200	$2,200,000
Massachusetts Development Finance Agency, (Williams College), 0.32%, 7/1/17 (Put Date), 7/1/41(3)	1,000	998,160
West Virginia University, 0.57%, 10/1/19 (Put Date), 10/1/41(3)	4,500	4,503,285

		$7,701,445

Electric Utilities — 3.9%
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation), 3.50% to 6/1/20 (Put Date), 4/1/41	$1,000	$1,027,650
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	690	745,131
Ohio Air Quality Development Authority, 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,015,380
Oklahoma Municipal Power Authority, 0.84%, 8/1/18 (Put Date), 1/1/23(3)	1,845	1,849,908

		$4,638,069

Escrowed / Prerefunded — 0.3%
Energy Northwest Electric Revenue, WA, (Columbia Station), Prerefunded to 7/1/16, 5.00%, 7/1/24	$310	$334,967

		$334,967

General Obligations — 14.4%
California, 0.79%, 5/1/17(3)	$1,100	$1,111,429
Connecticut, 1.06%, 8/15/20(3)	2,000	2,028,560
Connecticut, 1.39%, 3/1/18 (Put Date), 3/1/19(3)	1,000	1,029,430
Illinois, 5.00%, 8/1/17	1,000	1,098,010
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/17	250	244,377
Manheim Township, PA, School District, 0.504%, 5/1/18 (Put Date), 5/1/25(3)	1,610	1,610,290
Massachusetts, 0.33%, 2/1/16(3)	1,000	1,000,560
Massachusetts, 0.40%, 2/1/17(3)	1,000	1,002,190
Massachusetts, 0.47%, 1/1/18(3)	1,500	1,506,570
Massachusetts, 0.621%, 11/1/18(3)	1,500	1,528,140

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Mississippi, 0.57%, 9/1/17(3)	$2,825	$2,826,328
New York, NY, 0.62%, 8/1/27(3)	2,000	2,004,620

		$16,990,504

Hospital — 20.3%
Connecticut Health & Educational Facility Authority, (Yale New Haven Health), 0.654%, 7/1/19 (Put Date), 7/1/49(3)	$1,000	$1,002,370
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 1.94%, 2/1/17 (Put Date), 8/1/38(3)	4,500	4,622,715
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.174% to 6/1/24 (Put Date), 6/1/28(3)(4)	2,000	1,999,000
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.62%, 12/1/19 (Put Date), 12/1/42(3)	3,000	3,001,170
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/20	1,000	1,052,200
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	279,210
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 1.254%, 11/15/16 (Put Date), 5/15/42(3)	3,000	3,032,280
Massachusetts Development Finance Agency, (Partners Healthcare System), 0.59%, 1/30/18 (Put Date), 7/1/38(3)	1,990	1,989,980
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00%, 7/1/15 (Put Date), 7/1/39	1,365	1,413,458
North Carolina Medical Care Commission, (Wake Forest Baptist System), 0.78%, 12/1/17 (Put Date), 12/1/33(3)	2,395	2,388,102
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 0.34%, 1/1/16(3)	1,615	1,614,984
Oregon Facilities Authority, (Providence Health and Services), 0.92%, 10/1/17 (Put Date), 10/1/20(3)	1,500	1,506,465

		$23,901,934

Insured – Education — 0.9%
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	$1,000	$1,067,290

		$1,067,290

Insured – Escrowed / Prerefunded — 0.4%
New York, NY, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$425	$455,196

		$455,196

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 8.2%
Butler County, PA, General Authority, (Hampton Township School District), (AGM), (SPA: Bank of New York Mellon), 0.06%, 9/1/27(5)	$960	$960,000
Emmaus, PA, General Authority, (AGM), (SPA: Wells Fargo Bank N.A.), 0.05%, 12/1/28(5)	4,000	4,000,000
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,086,610
Reading, PA, School District, (AGM), (Liq: JPMorgan Chase Bank NA), 0.16%(1)(2)	655	655,000
Will County, IL, Community High School District No. 210, (AGM), (Liq: Deutsche Bank AG), 0.14%, 1/1/26(1)(2)	3,000	3,000,000

		$9,701,610

Insured – Housing — 4.5%
Massachusetts Housing Finance Agency, (AGM), (Liq: Morgan Stanley Bank), 0.69%, 7/1/25(1)(2)	$285	$284,762
New Jersey Housing and Mortgage Finance Agency, (AGM), (AMT), (SPA: Bank of New York Mellon), 0.25%, 5/1/28(5)	2,065	2,065,000
Vermont Housing Finance Agency, (AGM), (AMT), (SPA: The Toronto-Dominion Bank), 0.05%, 11/1/34(5)	1,500	1,500,000
Vermont Housing Finance Agency, (AGM), (AMT), (SPA: The Toronto-Dominion Bank), 0.07%, 11/1/35(5)	1,500	1,500,000

		$5,349,762

Insured – Lease Revenue / Certificates of Participation — 1.7%
Kentucky Property and Building Commission, (AGC), (Liq: Citibank NA), 0.29%, 2/1/27(1)(2)	$2,000	$2,000,000

		$2,000,000

Insured – Student Loan — 1.8%
Massachusetts Educational Financing Authority, (AGC), (Liq: Citibank NA), 0.29%, 7/1/22(1)(2)	$2,140	$2,140,000

		$2,140,000

Insured – Transportation — 4.2%
Triborough Bridge & Tunnel Authority, NY, (AGM), 0.29%, 1/1/17(3)	$2,200	$2,200,858
Triborough Bridge & Tunnel Authority, NY, (AGM), 0.39%, 1/1/18(3)	2,000	2,001,400
Triborough Bridge & Tunnel Authority, NY, (AGM), 0.48%, 1/1/19(3)	700	700,679

		$4,902,937

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 1.7%
New Jersey Economic Development Authority, (School Facilities Construction), 1.59%, 9/1/27(3)	$2,000	$1,999,720

		$1,999,720

Other Revenue — 9.4%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.32%, 4/3/17 (Put Date), 4/1/38(3)	$2,000	$1,999,920
Lancaster, OH, Port Authority, 0.824%, 8/1/19 (Put Date), 5/1/38(3)	3,600	3,617,100
New Jersey Economic Development Authority, (School Facilities Construction), 0.94%, 2/1/17(3)	2,000	2,005,280
New Mexico Municipal Energy Acquisition Authority, 0.855%, 8/1/19 (Put Date), 11/1/39(3)	2,000	2,013,520
Texas Municipal Gas Acquisition and Supply Corp., 0.51%, 9/15/17(3)	1,455	1,457,590

		$11,093,410

Senior Living / Life Care — 0.4%
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42(6)	$590	$407,124

		$407,124

Special Tax Revenue — 4.2%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	$55	$55,474
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	15	15,088
Louisiana, Gasoline and Fuels Tax Revenue, 0.578%, 5/1/17 (Put Date), 5/1/43(3)(7)	2,500	2,502,975
Metropolitan Atlanta Rapid Transit Authority, GA, 0.32%, 7/1/17 (Put Date), 7/1/25(3)	1,000	999,960
Metropolitan Atlanta Rapid Transit Authority, GA, 0.34%, 7/1/17 (Put Date), 7/1/25(3)	1,000	999,960
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(8)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	25	25,056
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	60	48,092
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	40	39,743
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	45	36,255
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	101,727

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(8)	$20	$4,001
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(8)	100	64,063

		$4,892,394

Student Loan — 1.4%
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,500	$1,596,780

		$1,596,780

Transportation — 7.3%
Kansas Department of Transportation, 0.504%, 9/1/19(3)	$2,000	$2,000,800
Metropolitan Transportation Authority, NY, 0.583%, 11/1/18 (Put Date), 11/1/26(3)	1,500	1,500,075
Metropolitan Transportation Authority, NY, 0.934%, 11/1/17(3)	1,500	1,518,495
New Jersey Turnpike Authority, 0.675%, 1/1/18 (Put Date), 1/1/24(3)	1,000	1,001,010
Pennsylvania Turnpike Commission, 1.31%, 12/1/20(3)	2,450	2,510,368

		$8,530,748

Total Tax-Exempt Investments — 93.2% (identified cost $109,063,475)		$109,703,890

Other Assets, Less Liabilities — 6.8%		$7,998,693

Net Assets — 100.0%		$117,702,583

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
Liq	–	Liquidity Provider
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

At September 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	11.8%
Massachusetts	10.1%
Others, representing less than 10% individually	71.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at

September 30, 2014, 23.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.8% to 18.6% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $10,079,762 or 8.6% of the Fund’s net assets.

(2)

Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at September 30, 2014.

(3)	Floating-rate security. The stated interest rate represents the rate in effect at September 30, 2014.

(4)	When-issued security.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at September 30, 2014.

(6)	Security is in default and making only partial interest payments.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Defaulted matured bond.

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2014
Investments, at value (identified cost, $109,063,475)	$109,703,890
Cash	14,497,666
Interest receivable	191,366
Receivable for investments sold	308,097
Receivable for Fund shares sold	489,165
Receivable from affiliate	6,289
Total assets	$125,196,473

Liabilities
Payable for investments purchased	$5,227,263
Payable for when-issued securities	2,000,000
Payable for Fund shares redeemed	200,732
Payable to affiliates:
Investment adviser fee	25,541
Distribution and service fees	9,127
Accrued expenses	31,227
Total liabilities	$7,493,890
Net Assets	$117,702,583

Sources of Net Assets
Paid-in capital	$116,332,911
Accumulated net realized loss	727,606
Accumulated undistributed net investment income	1,651
Net unrealized appreciation	640,415
Net Assets	$117,702,583

Class A Shares
Net Assets	$93,319,938
Shares Outstanding	9,402,778
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.92
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.15

Class I Shares
Net Assets	$24,382,645
Shares Outstanding	2,455,390
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.93

On sales of $100,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2014
Interest	$435,770
Total investment income	$435,770

Expenses
Investment adviser fee	$124,373
Distribution and service fees
Class A	46,215
Trustees’ fees and expenses	1,832
Custodian fee	15,364
Transfer and dividend disbursing agent fees	11,578
Legal and accounting services	21,317
Printing and postage	10,113
Registration fees	30,117
Miscellaneous	9,549
Total expenses	$270,458
Deduct —
Reduction of custodian fee	$218
Allocation of expenses to affiliate	35,703
Total expense reductions	$35,921

Net expenses	$234,537

Net investment income	$201,233

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,407
Net realized gain	$1,407
Change in unrealized appreciation (depreciation) —
Investments	$148,197
Net change in unrealized appreciation (depreciation)	$148,197

Net realized and unrealized gain	$149,604

Net increase in net assets from operations	$350,837

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
From operations —
Net investment income	$201,233	$1,071,896
Net realized gain from investment transactions and financial futures contracts	1,407	2,461,942
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	148,197	(5,987,399)
Net increase (decrease) in net assets from operations	$350,837	$(2,453,561)
Distributions to shareholders —
From net investment income
Class A	$(149,451)	$(854,284)
Class C	—	(159,582)
Class I	(40,604)	(80,977)
Total distributions to shareholders	$(190,055)	$(1,094,843)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$48,395,827	$15,345,992
Class C	—	1,857,907
Class I	22,013,917	5,852,032
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	127,803	786,690
Class C	—	135,885
Class I	37,829	57,229
Cost of shares redeemed
Class A	(11,035,635)	(22,656,049)
Class C	—	(4,596,145)
Class I	(3,276,889)	(4,271,466)
Net asset value of shares merged*
Class A	—	14,159,721
Class C	—	(14,159,721)
Net increase (decrease) in net assets from Fund share transactions	$56,262,852	$(7,487,925)

Net increase (decrease) in net assets	$56,423,634	$(11,036,329)

Net Assets
At beginning of period	$61,278,949	$72,315,278
At end of period	$117,702,583	$61,278,949

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$1,651	$(9,527)

*	At the close of business on November 8, 2013, Class C shares were merged into Class A shares.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Financial Highlights

	Class A
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014		2013	2012	2011	2010
Net asset value — Beginning of period	$9.900		$10.420		$10.270	$9.730	$9.940	$9.470

Income (Loss) From Operations
Net investment income(1)	$0.026		$0.166		$0.314	$0.341	$0.342	$0.343
Net realized and unrealized gain (loss)	0.019		(0.511)		0.144	0.535	(0.213)	0.462

Total income (loss) from operations	$0.045		$(0.345)		$0.458	$0.876	$0.129	$0.805

Less Distributions
From net investment income	$(0.025)		$(0.175)		$(0.308)	$(0.336)	$(0.339)	$(0.335)

Total distributions	$(0.025)		$(0.175)		$(0.308)	$(0.336)	$(0.339)	$(0.335)

Net asset value — End of period	$9.920		$9.900		$10.420	$10.270	$9.730	$9.940

Total Return(2)	0.45	%(3)	(3.33)%		4.49%	9.13%	1.25%	8.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,320		$55,713		$50,528	$48,354	$50,692	$56,413
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.65	%(5)(6)	0.72	%(6)	0.86%	0.89%	0.87%	0.91%
Net investment income	0.52	%(5)	1.66%		3.01%	3.37%	3.41%	3.47%
Portfolio Turnover	17	%(3)	115%		32%	12%	11%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.10% and 0.11% of average daily net assets for the six months ended September 30, 2014 and the year ended March 31, 2014, respectively). Absent this reimbursement, total return would be lower.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2011(1)
			2014		2013	2012
Net asset value — Beginning of period	$9.910		$10.430		$10.270	$9.730	$10.160

Income (Loss) From Operations
Net investment income	$0.031	(2)	$0.183	(2)	$0.323 (2)	$0.351 (2)	$0.235
Net realized and unrealized gain (loss)	0.021		(0.512)		0.161	0.540	(0.430)

Total income (loss) from operations	$0.052		$(0.329)		$0.484	$0.891	$(0.195)

Less Distributions
From net investment income	$(0.032)		$(0.191)		$(0.324)	$(0.351)	$(0.235)

Total distributions	$(0.032)		$(0.191)		$(0.324)	$(0.351)	$(0.235)

Net asset value — End of period	$9.930		$9.910		$10.430	$10.270	$9.730

Total Return(3)	0.53	%(4)	(3.17)%		4.74%	9.29%	(2.11	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,383		$5,566		$4,148	$1,026	$78
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.50	%(6)(7)	0.57	%(7)	0.71%	0.73%	0.72	%(6)
Net investment income	0.62	%(6)	1.82%		3.09%	3.44%	3.76	%(6)
Portfolio Turnover	17	%(4)	115%		32%	12%	11	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.10% and 0.11% of average daily net assets for the six months ended September 30, 2014 and the year ended March 31, 2014, respectively). Absent this reimbursement, total return would be lower.

(8)	For the Fund’s year ended March 31, 2011.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Effective at the close of business on October 11, 2013, Class C shares were no longer available and merged into Class A shares at the close of business on November 8, 2013. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

As of September 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

13

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to September 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2014, the investment adviser fee amounted to $124,373 or 0.33% (annualized) of the Fund’s average daily net assets. Effective August 1, 2013, BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% and 0.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after July 31, 2015. Pursuant to this agreement, BMR was allocated $35,703 of the Fund’s operating expenses for the six months ended September 30, 2014.

EVM serves as administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2014, EVM earned $407 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance

14

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,468 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2014. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2014 amounted to $46,215 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2014, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $60,814,045 and $12,609,501, respectively, for the six months ended September 30, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Sales	4,878,134	1,534,277
Issued to shareholders electing to receive payments of distributions in Fund shares	12,895	77,831
Redemptions	(1,113,696)	(2,267,115)
Merger from Class C shares	—	1,431,707

Net increase	3,777,333	776,700

Class C		Year Ended March 31, 2014(1)

Sales		195,577
Issued to shareholders electing to receive payments of distributions in Fund shares		14,126
Redemptions		(486,015)
Merger to Class A Shares		(1,515,706)

Net decrease		(1,792,018)

15

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Sales	2,220,150	586,463
Issued to shareholders electing to receive payments of distributions in Fund shares	3,814	5,672
Redemptions	(330,239)	(428,196)

Net increase	1,893,725	163,939

(1)	At the close of business on November 8, 2013, the Fund’s Class C shares were merged into Class A shares.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$109,036,614

Gross unrealized appreciation	$919,838
Gross unrealized depreciation	(252,562)

Net unrealized appreciation	$667,276

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2014.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$109,703,890	$—	$109,703,890

Total Investments	$—	$109,703,890	$—	$109,703,890

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	5,839,236	37,385
Cynthia E. Frost	5,841,797	34,825
George J. Gorman	5,839,236	37,385
Valerie A. Mosley	5,841,797	34,825
Harriett Tee Taggart	5,841,797	34,825

(1)	Excludes fractional shares.

17

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating-Rate Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

19

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure the Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with the Fund’s objective of providing current income. The Board concluded that the Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

20

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2014

Officers and Trustees

Officers of Eaton Vance Floating-Rate Municipal Income Fund

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Municipal Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7642 9.30.14

Eaton Vance

National Limited Maturity Municipal Income Fund

Semiannual Report

September 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2014

Eaton Vance

National Limited Maturity Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	26

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	3.32%	6.05%	3.57%	3.63%
Class A with 2.25% Maximum Sales Charge	—	—	1.00	3.64	3.11	3.40
Class B at NAV	05/22/1992	05/22/1992	3.04	5.36	2.80	2.86
Class B with 3% Maximum Sales Charge	—	—	0.04	2.36	2.80	2.86
Class C at NAV	12/08/1993	05/22/1992	2.94	5.33	2.80	2.85
Class C with 1% Maximum Sales Charge	—	—	1.94	4.33	2.80	2.85
Class I at NAV	10/01/2009	05/22/1992	3.50	6.31	3.72	3.70
Barclays 7 Year Municipal Bond Index	—	—	3.14%	5.51%	4.45%	4.67%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.68%	1.43%	1.43%	0.53%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.06%	2.31%	2.32%	3.20%
Taxable-Equivalent Distribution Rate			5.41	4.08	4.10	5.65
SEC 30-day Yield			1.26	0.55	0.54	1.43
Taxable-Equivalent SEC 30-day Yield			2.22	0.98	0.96	2.53

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Endnotes and Additional Disclosures

[1]

Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.20	$3.52	0.69%
Class B	$1,000.00	$1,030.40	$7.33	1.44%
Class C	$1,000.00	$1,029.40	$7.33	1.44%
Class I	$1,000.00	$1,035.00	$2.75	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.50	0.69%
Class B	$1,000.00	$1,017.80	$7.28	1.44%
Class C	$1,000.00	$1,017.80	$7.28	1.44%
Class I	$1,000.00	$1,022.40	$2.74	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 98.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.8%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$150	$150,261
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,280,642
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,769,620
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	3,130	3,805,704
Ohio Enterprise Bond Fund, (Kahiki Foods, Inc.), (AMT), 5.25%, 12/1/15	340	342,608
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	338,271
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,107,686
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	6,046,250

		$17,841,042

Cogeneration — 0.0%(1)
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$275	$280,841

		$280,841

Education — 4.0%
Allegheny County, PA, Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/25	$100	$116,440
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	500	559,660
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	567,355
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,137,630
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,813,310
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,511,915
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	4,002,650
Ohio State University, General Receipts, 5.00%, 12/1/23	225	259,022
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,167,160
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,133,370
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,145,820
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	613,168
University of California, 5.00%, 5/15/21	500	562,620

Security	Principal Amount (000’s omitted)	Value

Education (continued)
University of Illinois, 0.00%, 4/1/15	$1,700	$1,696,413
University of Illinois, 0.00%, 4/1/16	1,000	987,480
University of Pittsburgh, 5.50%, 9/15/23	750	878,475
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,394,105
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	754,495
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	632,747
Washington County, PA, Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,110,640

		$25,044,475

Electric Utilities — 7.7%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,956,263
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,509,835
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	2,000	2,055,300
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,221,920
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,333,610
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,700	2,710,395
Michigan Strategic Fund, Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,574,650
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,399,060
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,786,475
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 5.625%, 6/1/18	1,645	1,844,061
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,015,380
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.75% to 12/3/18 (Put Date), 12/1/23	5,000	5,281,800
Ohio Water Development Authority, (FirstEnergy Nuclear Generation LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,028,410
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,729,141
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	9,610,185

		$48,056,485

Escrowed / Prerefunded — 4.4%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/16, 5.00%, 12/1/20	$5,265	$5,784,129

5	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Chemeketa, OR, Community College District, Prerefunded to 6/15/18, 5.50%, 6/15/22	$1,000	$1,172,370
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	773,063
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), Prerefunded to 5/1/15, 5.50%, 5/1/20	280	288,523
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,870,944
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,630	2,939,577
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,295,547
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	29,166
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	2,965	3,141,803
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), Prerefunded to 10/1/17, 5.00%, 10/1/19	7,500	8,492,550

		$27,787,672

General Obligations — 13.2%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/22	$4,000	$4,855,400
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,375,198
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	747,791
Bucks County, PA, 5.125%, 5/1/21	500	582,100
California, 5.00%, 12/1/21	6,000	7,276,800
California, 5.00%, 10/1/23(2)	4,000	4,871,000
Chester County, PA, 5.00%, 7/15/28	1,530	1,758,919
Daniel Boone, PA, Area School District, 5.00%, 8/15/19	1,000	1,136,140
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,210,500
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,782,259
Hamilton, OH, School District, 6.15%, 12/1/15	500	534,270
Illinois, 5.00%, 5/1/22	6,000	6,673,320
Kentwood, MI, Public Schools, 4.00%, 5/1/21	465	524,027
Kentwood, MI, Public Schools, 4.00%, 5/1/23	950	1,070,859
Laredo, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	1,750	1,522,937
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,288,618
Madison, AL, 4.00%, 4/1/24	850	926,033
Maryland State and Local Facilities, Prerefunded to 8/1/17, 5.00%, 8/1/18	7,500	8,431,050

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Massachusetts, 5.00%, 8/1/23	$7,500	$9,210,525
Michigan, 6.00%, 11/1/22	2,985	3,491,047
Millcreek Township, PA, School District, 5.00%, 9/15/21	3,730	4,355,297
Millcreek Township, PA, School District, 5.00%, 9/15/25	500	578,700
Mount Lebanon, PA, School District, 5.00%, 2/15/28	1,280	1,464,922
New York, NY, 5.00%, 8/1/24	2,000	2,419,220
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,447,125
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,157,700
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	13,860	11,283,010

		$82,974,767

Health Care – Miscellaneous — 0.0%(1)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	$83	$83,300

		$83,300

Hospital — 9.2%
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$572,340
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	575,100
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	3,690	3,813,467
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	570,495
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	583,765
Dauphin County, PA, General Authority, (Pinnacle Health System), 5.75%, 6/1/20	6,500	7,622,225
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,089,360
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	640	767,258
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,493,112
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	528,623
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16	1,205	1,320,415
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/20	1,860	2,030,897
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/22	2,835	3,089,186
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	2,802,255

6	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Lancaster County, PA, Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	$635	$692,290
Lebanon County, PA, Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	200,124
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,050,750
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	750	837,030
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,855,637
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,420,287
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,000	1,088,630
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,121,490
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,495	1,600,562
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,848,875
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	5,000	5,714,800
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.625%, 7/1/22	1,000	1,049,710
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,067,910
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,108,836
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,172,260
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	925	1,030,700
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,071,124
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,086,010
Washington Township, CA, Health Care District, 5.50%, 7/1/19	250	287,515
Washington Township, CA, Health Care District, 5.75%, 7/1/24	1,750	1,935,465
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,422,827

		$57,521,330

Housing — 0.3%
Allegheny County, PA, Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$640	$657,267
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	470	498,242

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	$585	$585,000
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	61,752

		$1,802,261

Industrial Development Revenue — 4.0%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$6,600	$6,906,570
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	925	927,664
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,415	2,470,594
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	507,165
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,380	760,725
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	2,005,864
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	600,525
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 1.75% to 12/1/15 (Put Date), 12/1/33	750	762,675
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,000	6,438,480
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,449,887

		$24,830,149

Insured – Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,335,711

		$1,335,711

Insured – Education — 1.8%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$372,806
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	595,980
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,088,540
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,316,924
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,166,559

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	$700	$766,458

		$11,307,267

Insured – Electric Utilities — 1.2%
Illinois Municipal Electric Agency Power Supply, (NPFG), 5.25%, 2/1/16	$3,000	$3,193,170
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	1,125	1,360,462
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	570,680
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/20	100	101,339
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	615	608,051
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	487,930
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	946,150

		$7,267,782

Insured – Escrowed / Prerefunded — 3.5%
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), Prerefunded to 6/1/17, 5.00%, 6/1/19	$5,000	$5,597,050
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,000	5,030,450
North Hudson, NJ, Sewer Authority, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,226,210
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	376,369
Pittsburgh, PA, School District, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	18,033
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/19	3,405	3,698,341
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/20	3,745	4,067,632
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,788,717

		$21,802,802

Insured – General Obligations — 12.1%
Bethlehem, PA, Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,408,238
Boston, MA, (NPFG), 0.125%, 3/1/22	8,000	6,781,280
Cambria County, PA, (BAM), 5.00%, 8/1/21	2,380	2,753,327
Cambria County, PA, (BAM), 5.00%, 8/1/22	3,535	4,095,757
Cornwall-Lebanon School District, PA, (AGM), 0.00%, 3/15/16	1,020	1,012,024

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Delaware Valley, PA, Regional Finance Authority, (AMBAC), 5.50%, 8/1/18	$750	$849,900
Freehold, NJ, Regional High School District, (NPFG), 5.00%, 3/1/18	100	113,519
Hilliard, OH, School District, (NPFG), 0.00%, 12/1/14	1,000	999,660
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,140,691
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23	6,000	7,197,660
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,281,762
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/22	625	764,769
Livonia Public Schools School District, (BAM), 5.00%, 5/1/22	1,675	1,986,718
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/23	940	1,052,057
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/24	1,075	1,203,710
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	7,500	8,021,325
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,875,700
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,383,222
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,190,000
Philadelphia, PA, (AGC), 5.25%, 7/15/15	1,935	2,008,278
Philadelphia, PA, School District, (AGM), 5.50%, 6/1/21	1,000	1,195,440
Pocono Mountain School District, PA, (AGM), 5.00%, 9/1/28	1,000	1,048,340
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,515,130
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,511,510
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	500	500,115
Washington, (AMBAC), 0.00%, 12/1/22	10,000	8,397,500
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,715,231

		$76,002,863

Insured – Hospital — 0.3%
Allegheny County, PA, Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$314,565
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,533,693

		$1,848,258

Insured – Lease Revenue / Certificates of Participation — 0.3%
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	$1,000	$1,035,110
Philadelphia Authority for Industrial Development Revenue, (NPFG), 5.00%, 12/1/22	1,000	1,079,440

		$2,114,550

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 0.0%(1)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$194,550

		$194,550

Insured – Special Tax Revenue — 3.1%
Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$130	$134,076
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	6,028,450
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,476,800
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,156,900
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,202,920
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	562,065

		$19,561,211

Insured – Student Loan — 0.4%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,490	$2,785,688

		$2,785,688

Insured – Transportation — 3.5%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,045	$1,186,127
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,122,090
Miami-Dade County, FL, Aviation Revenue, (NPFG), (AMT), 5.25%, 10/1/15	8,125	8,538,400
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20(5)	5,000	5,909,350
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,194,783
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	2,024,277
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	734,373
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	300	259,113
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	772,592

		$21,741,105

Insured – Water and Sewer — 2.3%
Allegheny County, PA, Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$579,240
Allegheny County, PA, Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	527,115

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	$1,355	$1,578,426
Detroit, MI, Water Supply System Revenue, (NPFG), 5.00%, 7/1/26	1,000	1,000,800
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,619,594
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,743,850
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,150,662

		$14,199,687

Lease Revenue / Certificates of Participation — 1.7%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$609,050
California State Public Works Board, 5.00%, 11/1/26	2,725	3,231,332
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), 5.00%, 12/1/20	2,240	2,441,152
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), 5.00%, 12/1/22	1,945	2,115,265
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	592,500
Newberry Investing In Children’s Education, SC, (Newberry County School District), 5.25%, 12/1/24	1,755	1,839,451

		$10,828,750

Other Revenue — 2.3%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$1,200	$725,784
New Mexico Municipal Energy Acquisition Authority, 0.855% to 8/1/19 (Put Date), 11/1/39	400	402,704
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(3)	4,500	4,026,240
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	420	406,455
Philadelphia, PA, Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	750	846,735
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	308,211
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,825	1,985,472
Seminole Tribe, FL, 5.75%, 10/1/22(3)	5,250	5,719,980

		$14,421,581

Senior Living / Life Care — 1.9%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,125	$1,173,634
Cliff House Trust, (AMT), 6.625%, 6/1/27(4)	390	149,795
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,944,708

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Lancaster, PA, Industrial Development Authority, (Garden Spot Village), 5.00%, 5/1/23	$340	$361,366
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	1,145	1,145,561
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	1,540	1,548,716
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	350	364,388
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	255	271,198
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42(6)	495	341,570
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	1,650	1,775,383
St. Joseph County, IN, (Holy Cross Village), 5.55%, 5/15/19	460	460,681
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,330,588

		$11,867,588

Special Tax Revenue — 5.2%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	$145	$146,248
Detroit, MI, Downtown Development Authority, Tax Increment, 0.00%, 7/1/21	2,000	1,307,860
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	65	65,382
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	704,112
Louisiana Highway Improvement Revenue, 5.00%, 6/15/25	750	913,837
Michigan Trunk Line, 5.00%, 11/15/23	600	707,844
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,283,326
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,301,740
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,723,155
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(4)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	150	150,335
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	395	316,607
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	205	203,684
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	310	249,758
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/22	3,000	3,617,670
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,862,360

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	$6,350	$7,535,608
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	920	935,888
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22	350	383,765
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23	310	336,635
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24	360	388,181
South Orange County, CA, Public Financing Authority, 5.00%, 8/15/24	1,000	1,178,660
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(4)	275	55,011
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	300	192,189
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,231,479

		$32,791,334

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,116,070

		$1,116,070

Transportation — 11.1%
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$939,154
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	573,934
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	500	584,330
Chicago, IL, Midway International Airport, (AMT), 5.00%, 1/1/21	500	580,875
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,250,915
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,458,940
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,652,072
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,232,358
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	432,108
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	576,880
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,587,460
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,901,800
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,800,500
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,736,000

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey State Turnpike Authority, 5.00%, 1/1/20	$1,500	$1,715,145
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,816,850
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,116,490
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	985,702
Pennsylvania Turnpike Commission, Series 2009 D, 5.00%, 12/1/22	500	575,560
Pennsylvania Turnpike Commission, Series 2013 C, 5.00%, 12/1/22	1,000	1,192,540
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,136,560
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	8,500	9,498,410
Virginia Transportation Board, 4.00%, 3/15/25	4,645	5,100,117

		$69,444,700

Water and Sewer — 1.3%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,169,200
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	4,305	4,774,633
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,123,200
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,200,330

		$8,267,363

Total Tax-Exempt Municipal Securities — 98.0% (identified cost $569,972,461)		$615,121,182

Taxable Municipal Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value

Insured-General Obligations — 0.2%
Detroit, MI, (AMBAC), 4.53%, 4/1/15	$1,495	$1,489,453

Total Taxable Municipal Securities — 0.2% (identified cost $1,491,743)		$1,489,453

Total Investments — 98.2% (identified cost $571,464,204)		$616,610,635

Other Assets, Less Liabilities — 1.8%		$11,367,226

Net Assets — 100.0%		$627,977,861

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

At September 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	11.9%
Others, representing less than 10% individually	86.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 29.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 13.0% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $12,399,992 or 2.0% of the Fund’s net assets.

(4)	Defaulted bond.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	Security is in default and making only partial interest payments.

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2014
Investments, at value (identified cost, $571,464,204)	$616,610,635
Cash	14,780,859
Restricted cash*	154,000
Interest receivable	7,278,752
Receivable for investments sold	25,473
Receivable for Fund shares sold	505,631
Receivable for variation margin on open financial futures contracts	18,750
Total assets	$639,374,100

Liabilities
Payable for investments purchased	$4,195,451
Payable for when-issued securities	4,843,080
Payable for Fund shares redeemed	1,386,974
Distributions payable	535,313
Payable to affiliates:
Investment adviser fee	209,453
Distribution and service fees	135,207
Accrued expenses	90,761
Total liabilities	$11,396,239
Net Assets	$627,977,861

Sources of Net Assets
Paid-in capital	$635,102,992
Accumulated net realized loss	(52,385,767)
Accumulated undistributed net investment income	57,911
Net unrealized appreciation	45,202,725
Net Assets	$627,977,861

Class A Shares
Net Assets	$309,370,706
Shares Outstanding	30,406,565
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.17
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.40

Class B Shares
Net Assets	$1,572,172
Shares Outstanding	154,443
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.18

Class C Shares
Net Assets	$129,397,778
Shares Outstanding	13,557,815
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.54

Class I Shares
Net Assets	$187,637,205
Shares Outstanding	18,435,659
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.18

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker as collateral for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2014
Interest	$11,197,565
Total investment income	$11,197,565

Expenses
Investment adviser fee	$1,191,200
Distribution and service fees
Class A	224,129
Class B	9,073
Class C	551,704
Trustees’ fees and expenses	13,646
Custodian fee	74,077
Transfer and dividend disbursing agent fees	94,703
Legal and accounting services	42,966
Printing and postage	36,694
Registration fees	85,902
Miscellaneous	29,621
Total expenses	$2,353,715
Deduct —
Reduction of custodian fee	$1,499
Total expense reductions	$1,499

Net expenses	$2,352,216

Net investment income	$8,845,349

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$446,652
Financial futures contracts	(542,773)
Net realized loss	$(96,121)
Change in unrealized appreciation (depreciation) —
Investments	$9,573,256
Financial futures contracts	169,411
Net change in unrealized appreciation (depreciation)	$9,742,667

Net realized and unrealized gain	$9,646,546

Net increase in net assets from operations	$18,491,895

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
From operations —
Net investment income	$8,845,349	$18,781,869
Net realized gain (loss) from investment transactions and financial futures contracts	(96,121)	4,417,432
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	9,742,667	(34,463,922)
Net increase (decrease) in net assets from operations	$18,491,895	$(11,264,621)
Distributions to shareholders —
From net investment income
Class A	$(4,725,500)	$(10,144,055)
Class B	(24,465)	(74,034)
Class C	(1,478,854)	(3,283,695)
Class I	(2,594,858)	(5,260,314)
Total distributions to shareholders	$(8,823,677)	$(18,762,098)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,480,183	$77,152,234
Class B	38,429	370,266
Class C	4,631,763	18,991,466
Class I	71,357,542	106,483,024
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,909,362	8,696,162
Class B	20,821	63,987
Class C	1,074,421	2,473,878
Class I	887,364	1,458,004
Cost of shares redeemed
Class A	(35,539,149)	(135,124,917)
Class B	(222,963)	(639,576)
Class C	(9,638,067)	(45,792,208)
Class I	(20,289,410)	(193,266,107)
Issued in connection with tax-free reorganization (see Note 12)
Class A	32,190,486	—
Class C	16,170,413	—
Class I	1,792,005	—
Net asset value of shares exchanged
Class A	661,806	863,477
Class B	(661,806)	(863,477)
Net increase (decrease) in net assets from Fund share transactions	$86,863,200	$(159,133,787)

Net increase (decrease) in net assets	$96,531,418	$(189,160,506)

Net Assets
At beginning of period	$531,446,443	$720,606,949
At end of period	$627,977,861	$531,446,443

Accumulated undistributed net investment income included in net assets
At end of period	$57,911	$36,239

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Financial Highlights

	Class A
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012		2011	2010
Net asset value — Beginning of period	$10.000		$10.380	$10.230	$9.750		$10.010	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.161		$0.335	$0.336	$0.364		$0.382	$0.398
Net realized and unrealized gain (loss)	0.170		(0.381)	0.152	0.482		(0.263)	0.804

Total income (loss) from operations	$0.331		$(0.046)	$0.488	$0.846		$0.119	$1.202

Less Distributions
From net investment income	$(0.161)		$(0.334)	$(0.338)	$(0.366)		$(0.379)	$(0.392)

Total distributions	$(0.161)		$(0.334)	$(0.338)	$(0.366)		$(0.379)	$(0.392)

Net asset value — End of period	$10.170		$10.000	$10.380	$10.230		$9.750	$10.010

Total Return(2)	3.32	%(3)	(0.39)%	4.88%	8.69%		1.17%	13.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$309,371		$282,612	$343,994	$351,754		$339,380	$410,009
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	0.69	%(4)	0.68%	0.66%	0.68%		0.69%	0.71%
Interest and fee expense(5)	—		—	—	0.00	%(6)	0.01%	0.01%
Total expenses(7)	0.69	%(4)	0.68%	0.66%	0.68%		0.70%	0.72%
Net investment income	3.17	%(4)	3.34%	3.22%	3.61%		3.82%	4.05%
Portfolio Turnover	4	%(3)	18%	14%	16%		21%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(6)	Amount is less than 0.005%.

(7)	Excludes the effect of custody credits, if any, if less than 0.005%.

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012		2011	2010
Net asset value — Beginning of period	$10.000		$10.390	$10.230	$9.760		$10.020	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.124		$0.259	$0.258	$0.289		$0.307	$0.324
Net realized and unrealized gain (loss)	0.179		(0.390)	0.162	0.471		(0.263)	0.815

Total income (loss) from operations	$0.303		$(0.131)	$0.420	$0.760		$0.044	$1.139

Less Distributions
From net investment income	$(0.123)		$(0.259)	$(0.260)	$(0.290)		$(0.304)	$(0.319)

Total distributions	$(0.123)		$(0.259)	$(0.260)	$(0.290)		$(0.304)	$(0.319)

Net asset value — End of period	$10.180		$10.000	$10.390	$10.230		$9.760	$10.020

Total Return(2)	3.04	%(3)	(1.23)%	4.10%	7.88%		0.42%	12.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,572		$2,360	$3,553	$4,768		$4,955	$6,157
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	1.44	%(4)	1.43%	1.41%	1.43%		1.44%	1.46%
Interest and fee expense(5)	—		—	—	0.00	%(6)	0.01%	0.01%
Total expenses(7)	1.44	%(4)	1.43%	1.41%	1.43%		1.45%	1.47%
Net investment income	2.45	%(4)	2.59%	2.48%	2.86%		3.06%	3.29%
Portfolio Turnover	4	%(3)	18%	14%	16%		21%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(6)	Amount is less than 0.005%.

(7)	Excludes the effect of custody fee credits, if any, if less than 0.005%.

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012		2011	2010
Net asset value — Beginning of period	$9.380		$9.740	$9.590	$9.150		$9.390	$8.630

Income (Loss) From Operations
Net investment income(1)	$0.115		$0.244	$0.241	$0.271		$0.287	$0.303
Net realized and unrealized gain (loss)	0.160		(0.361)	0.152	0.441		(0.242)	0.756

Total income (loss) from operations	$0.275		$(0.117)	$0.393	$0.712		$0.045	$1.059

Less Distributions
From net investment income	$(0.115)		$(0.243)	$(0.243)	$(0.272)		$(0.285)	$(0.299)

Total distributions	$(0.115)		$(0.243)	$(0.243)	$(0.272)		$(0.285)	$(0.299)

Net asset value — End of period	$9.540		$9.380	$9.740	$9.590		$9.150	$9.390

Total Return(2)	2.94	%(3)	(1.17)%	4.10%	7.87%		0.46%	12.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,398		$115,091	$144,911	$138,971		$133,071	$143,883
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	1.44	%(4)	1.43%	1.41%	1.43%		1.44%	1.46%
Interest and fee expense(5)	—		—	—	0.00	%(6)	0.01%	0.01%
Total expenses(7)	1.44	%(4)	1.43%	1.41%	1.43%		1.45%	1.47%
Net investment income	2.42	%(4)	2.59%	2.47%	2.86%		3.06%	3.28%
Portfolio Turnover	4	%(3)	18%	14%	16%		21%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(6)	Amount is less than 0.005%.

(7)	Excludes the effect of custody fee credits, if any, if less than 0.005%.

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,					Period Ended March 31, 2010(1)
			2014	2013	2012		2011
Net asset value — Beginning of period	$10.000		$10.380	$10.230	$9.760		$10.010	$10.180

Income (Loss) From Operations
Net investment income(2)	$0.169		$0.347	$0.351	$0.378		$0.395	$0.206
Net realized and unrealized gain (loss)	0.179		(0.377)	0.152	0.473		(0.251)	(0.190)

Total income (loss) from operations	$0.348		$(0.030)	$0.503	$0.851		$0.144	$0.016

Less Distributions
From net investment income	$(0.168)		$(0.350)	$(0.353)	$(0.381)		$(0.394)	$(0.186)

Total distributions	$(0.168)		$(0.350)	$(0.353)	$(0.381)		$(0.394)	$(0.186)

Net asset value — End of period	$10.180		$10.000	$10.380	$10.230		$9.760	$10.010

Total Return(3)	3.50	%(4)	(0.24)%	5.04%	8.74%		1.43%	0.17	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$187,637		$131,384	$228,148	$229,815		$175,007	$98,250
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(9)	0.54	%(5)	0.53%	0.51%	0.53%		0.54%	0.58	%(5)
Interest and fee expense(6)	—		—	—	0.00	%(7)	0.01%	0.01	%(5)
Total expenses(9)	0.54	%(5)	0.53%	0.51%	0.53%		0.55%	0.59	%(5)
Net investment income	3.32	%(5)	3.45%	3.37%	3.75%		3.95%	4.11	%(5)
Portfolio Turnover	4	%(4)	18%	14%	16%		21%	14	%(8)

(1)	For the period from the commencement of operations on October 1, 2009 to March 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(7)	Amount is less than 0.005%.

(8)	For the Fund’s year ended March 31, 2010.

(9)	Excludes the effect of custody fee credits, if any, if less than 0.005%.

18	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax and limited principal fluctuation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2014, the Fund, for federal income tax purposes, had a capital loss carryforward of $39,307,036 and deferred capital losses of $10,372,957 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on March 31, 2015 ($935,617), March 31, 2016 ($7,092,688), March 31, 2017 ($12,241,519), March 31, 2018 ($12,564,070) and March 31, 2019 ($6,473,142) and its character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. Of the deferred capital losses at March 31, 2014, $10,042,517 are short-term and $330,440 are long-term.

Included in the amounts above is a capital loss carryforward of $3,478,795 as a result of reorganizations. Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

19

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

As of September 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to September 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

20

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2014, the investment adviser fee amounted to $1,191,200 or 0.41% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2014, EVM earned $3,340 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. EVM serves as administrator of the Fund, but receives no compensation. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,640 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2014 amounted to $224,129 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2014, the Fund paid or accrued to EVD $7,561 and $459,753 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2014 amounted to $1,512 and $91,951 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 3% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one

21

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended September 30, 2014, the Fund was informed that EVD received approximately $900, $900 and $1,500 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $61,857,030 and $24,112,525, respectively, for the six months ended September 30, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Sales	2,023,894	7,732,705
Issued to shareholders electing to receive payments of distributions in Fund shares	385,356	868,075
Redemptions	(3,510,051)	(13,555,686)
Issued in connection with tax-free reorganization (see Note 12)	3,177,079	—
Exchange from Class B shares	65,339	86,167

Net increase (decrease)	2,141,617	(4,868,739)

Class B	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Sales	3,785	37,300
Issued to shareholders electing to receive payments of distributions in Fund shares	2,052	6,385
Redemptions	(22,011)	(63,737)
Exchange to Class A shares	(65,328)	(86,102)

Net decrease	(81,502)	(106,154)

Class C	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Sales	487,570	2,024,571
Issued to shareholders electing to receive payments of distributions in Fund shares	112,883	263,351
Redemptions	(1,014,818)	(4,896,789)
Issued in connection with tax-free reorganization (see Note 12)	1,701,361	—

Net increase (decrease)	1,286,996	(2,608,867)

22

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Sales	7,040,963	10,657,058
Issued to shareholders electing to receive payments of distributions in Fund shares	87,407	145,534
Redemptions	(2,005,029)	(19,643,359)
Issued in connection with tax-free reorganization (see Note 12)	176,805	—

Net increase (decrease)	5,300,146	(8,840,767)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$571,254,625

Gross unrealized appreciation	$48,085,379
Gross unrealized depreciation	(2,729,369)

Net unrealized appreciation	$45,356,010

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2014.

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2014 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/14	20 U.S. 10-Year Treasury Note	Short	$(2,505,431)	$(2,492,813)	$12,618
12/14	40 U.S. Long Treasury Bond	Short	(5,559,926)	(5,516,250)	43,676

					$56,294

At September 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

23

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2014 was as follows:

	Fair Value
	Asset Derivative		Liability Derivative

Futures Contracts	$56,294	(1)	$—

Total	$56,294		$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2014 was as follows:

	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures Contracts	$(542,773	)(1)	$169,411	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended September 30, 2014, which is indicative of the volume of this derivative type, was approximately $9,056,000.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$615,121,182	$—	$615,121,182
Taxable Municipal Securities	—	1,489,453	—	1,489,453

Total Investments	$—	$616,610,635	$—	$616,610,635
Futures Contracts	$56,294	$—	$—	$56,294

Total	$56,294	$616,610,635	$—	$616,666,929

24

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

12  Reorganization

As of the close of business on June 27, 2014, the Fund acquired the net assets of Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (Pennsylvania Limited Fund) pursuant to a plan of reorganization approved by the shareholders of Pennsylvania Limited Fund. The purpose of the transaction was to combine two funds managed by BMR with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 3,177,079 shares of Class A of the Fund (valued at $32,190,486) for the 3,212,985 shares of Class A of Pennsylvania Limited Fund, 1,701,361 shares of Class C of the Fund (valued at $16,170,413) for the 1,701,743 shares of Class C of Pennsylvania Limited Fund, and 176,805 shares of Class I of the Fund (valued at $1,792,005) for the 178,923 shares of Class I of Pennsylvania Limited Fund, each outstanding on June 27, 2014.

The investment portfolio of Pennsylvania Limited Fund, with a fair value of $46,092,075 and identified cost of $42,947,450 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Pennsylvania Limited Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $548,740,791. The net assets of Pennsylvania Limited Fund at that date of $50,152,904, including $2,942,140 of accumulated net realized losses and $3,144,625 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $598,893,695.

Assuming the acquisition had been completed on April 1, 2014, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the six months ended September 30, 2014 are as follows:

Net investment income	$9,204,349
Net realized loss	$(248,174)
Net increase in net assets from operations	$19,182,548

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Pennsylvania Limited Fund that have been included in the Fund’s Statement of Operations since June 27, 2014.

25

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	52,910,482	941,656
Cynthia E. Frost	52,911,886	940,252
George J. Gorman	52,908,046	944,093
Valerie A. Mosley	52,912,858	939,280
Harriett Tee Taggart	52,828,255	1,023,884

(1)	Excludes fractional shares.

26

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

28

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure the Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with the Fund’s objective of providing current income. The Board concluded that the Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

29

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2014

Officers and Trustees

Officers of Eaton Vance National Limited Maturity Municipal Income Fund

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance National Limited Maturity Municipal Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7643 9.30.14

Eaton Vance

Limited Maturity Municipal

Income Funds

Semiannual Report

September 30, 2014

Massachusetts    •    New York

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2014

Eaton Vance

Limited Maturity Municipal Income Funds

Performance and Fund Profile

Massachusetts Limited Maturity Municipal Income Fund	2
New York Limited Maturity Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Special Meeting of Shareholders	32

Board of Trustees’ Contract Approval	33

Officers and Trustees	36

Important Notices	37

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	2.70%	5.06%	2.73%	3.05%
Class A with 2.25% Maximum Sales Charge	—	—	0.37	2.66	2.26	2.81
Class C at NAV	12/08/1993	06/01/1992	2.27	4.27	1.95	2.28
Class C with 1% Maximum Sales Charge	—	—	1.27	3.27	1.95	2.28
Class I at NAV	08/03/2010	06/01/1992	2.78	5.22	2.83	3.10
Barclays 7 Year Municipal Bond Index	—	—	3.14%	5.51%	4.45%	4.67%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.78%	1.53%	0.63%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.67%	1.94%	2.82%
Taxable-Equivalent Distribution Rate				4.98	3.62	5.26
SEC 30-day Yield				1.05	0.33	1.22
Taxable-Equivalent SEC 30-day Yield				1.95	0.61	2.27

Fund Profile
Credit Quality (% of total investments)[5]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Limited Maturity Municipal Income Fund

September 30, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

	Class	Performance
% Average Annual Total Returns	Inception Date	Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	2.48%	4.78%	2.83%	2.96%
Class A with 2.25% Maximum Sales Charge	—	—	0.18	2.41	2.36	2.72
Class B at NAV	05/29/1992	05/29/1992	2.20	4.10	2.06	2.19
Class B with 3% Maximum Sales Charge	—	—	–0.80	1.10	2.06	2.19
Class C at NAV	12/08/1993	05/29/1992	2.15	4.09	2.08	2.20
Class C with 1% Maximum Sales Charge	—	—	1.15	3.09	2.08	2.20
Class I at NAV	08/03/2010	05/29/1992	2.66	5.04	2.97	3.03
Barclays 7 Year Municipal Bond Index	—	—	3.14%	5.51%	4.45%	4.67%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.76%	1.51%	1.51%	0.61%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			2.86%	2.14%	2.12%	3.00%
Taxable-Equivalent Distribution Rate			5.54	4.15	4.11	5.81
SEC 30-day Yield			1.16	0.46	0.44	1.33
Taxable-Equivalent SEC 30-day Yield			2.25	0.89	0.86	2.57

Fund Profile
Credit Quality (% of total investments)[5]

See Endnotes and Additional Disclosures in this report

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Endnotes and Additional Disclosures

[1]

Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

    Fund profile subject to change due to active management.

4

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,027.00	$3.96	0.78%
Class C	$1,000.00	$1,022.70	$7.76	1.53%
Class I	$1,000.00	$1,027.80	$3.20	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.95	0.78%
Class C	$1,000.00	$1,017.40	$7.74	1.53%
Class I	$1,000.00	$1,021.90	$3.19	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

5

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Fund Expenses — continued

Eaton Vance New York Limited Maturity Municipal Income Fund

	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period* (4/1/14 – 9/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.80	$3.86	0.76%
Class B	$1,000.00	$1,022.00	$7.65	1.51%
Class C	$1,000.00	$1,021.50	$7.65	1.51%
Class I	$1,000.00	$1,026.60	$3.10	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.85	0.76%
Class B	$1,000.00	$1,017.50	$7.64	1.51%
Class C	$1,000.00	$1,017.50	$7.64	1.51%
Class I	$1,000.00	$1,022.00	$3.09	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2014.

6

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 93.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.8%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,215,180
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,256,540

		$2,471,720

Education — 16.7%
Massachusetts College Building Authority, 5.00%, 5/1/24	$750	$911,407
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/20	545	648,594
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	150	177,888
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	572,110
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,144,770
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,030	1,205,337
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,131,780
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,075,447
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	586,295
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	115,280
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	229,618
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	172,934
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	784,650
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,152,720

		$10,908,830

Escrowed / Prerefunded — 8.1%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	$1,000	$1,209,670
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	2,000	1,998,700
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,845	2,062,175

		$5,270,545

Security	Principal Amount (000’s omitted)	Value

General Obligations — 23.4%
Andover, 4.00%, 1/15/23	$1,025	$1,176,803
Brookline, 4.00%, 5/15/22	1,195	1,374,142
Burlington, 5.00%, 2/1/15	500	508,200
Burlington, 5.00%, 2/1/16	500	531,380
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	875,595
Duxbury, 4.00%, 9/1/22	500	572,300
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,125,350
Medfield, 4.00%, 3/15/22	625	712,363
Melrose, 2.00%, 11/1/22	315	306,309
Natick, 4.00%, 6/15/20	1,045	1,195,982
Southborough, 3.00%, 6/1/21	1,060	1,148,468
Wellesley, 5.00%, 6/1/16	1,100	1,186,218
Wellesley, 5.00%, 6/1/17	1,150	1,286,171
Westwood, 3.00%, 6/1/21	1,320	1,414,631
Weymouth, 4.00%, 9/15/23	660	742,262
Wilmington, 4.00%, 3/15/28	1,000	1,078,370

		$15,234,544

Hospital — 9.2%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$280,320
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	203,855
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	572,295
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	517,750
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,142,500
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	545,643
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	746,778
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	836,048
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,136,230

		$5,981,419

Industrial Development Revenue — 1.6%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$500	$512,715
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	507,165

		$1,019,880

7	See Notes to Financial Statements.

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,600,410

		$1,600,410

Insured – Escrowed / Prerefunded — 1.2%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$767,156

		$767,156

Insured – General Obligations — 5.9%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,631,984
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,236,050

		$3,868,034

Insured – Hospital — 2.6%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$573,930
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,131,200

		$1,705,130

Insured – Special Tax Revenue — 4.0%
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$1,970,208
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	500	626,515

		$2,596,723

Insured – Transportation — 0.9%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$710	$611,054

		$611,054

Insured – Water and Sewer — 1.9%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,255,760

		$1,255,760

Other Revenue — 2.6%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,145,340
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	579,405

		$1,724,745

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.6%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$340	$341,336
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	297,091
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	100	100,049
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	120	120,679
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	150	156,167

		$1,015,322

Special Tax Revenue — 4.2%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	$1,280	$1,627,546
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,087,110

		$2,714,656

Student Loan — 0.9%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	$500	$565,495

		$565,495

Transportation — 2.7%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$586,550
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,169,030

		$1,755,580

Total Tax-Exempt Investments — 93.7% (identified cost $56,230,472)		$61,067,003

Other Assets, Less Liabilities — 6.3%		$4,080,417

Net Assets — 100.0%		$65,147,420

8	See Notes to Financial Statements.

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 20.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 12.8% of total investments.

9	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.2%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	$1,000	$1,079,220

		$1,079,220

Cogeneration — 0.6%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$560	$560,006

		$560,006

Education — 7.1%
Hempstead Local Development Corp., (Hofstra University), 5.00%, 7/1/23	$200	$236,154
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,500	1,778,760
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	350	395,185
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	544,157
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,716,195
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	215	221,865
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	375	441,469
Oneida County Local Development Corp., (Hamilton College), 5.00%, 7/1/25	180	212,846
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	627,744

		$6,174,375

Electric Utilities — 1.4%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,214,850

		$1,214,850

Escrowed / Prerefunded — 2.8%
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,170	$1,352,122
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,064,520

		$2,416,642

General Obligations — 7.8%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,134,321
Livingston County, 4.50%, 5/1/23	500	576,490

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
New Rochelle, 5.00%, 3/15/24	$1,500	$1,767,585
New York, 5.00%, 3/1/24	1,000	1,220,300
New York City, 5.00%, 8/1/24	1,600	1,865,200
Saratoga Springs, 5.00%, 2/15/22(1)	200	242,572

		$6,806,468

Health Care – Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$101,322

		$101,322

Hospital — 7.7%
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	$820	$893,259
Nassau County Local Economic Assistance & Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,139,770
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	582,325
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	863,780
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	300	321,183
New York Health and Hospital Corp., 5.50%, 2/15/19	1,000	1,143,080
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/17	750	794,415
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	925	985,199

		$6,723,011

Housing — 1.2%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,047,620

		$1,047,620

Industrial Development Revenue — 0.6%
Niagara Area Development Corp. (Covanta Energy), 4.00%, 11/1/24	$550	$557,887

		$557,887

Insured – Education — 11.2%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,024,590
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	725	766,912

10	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,618,615
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,187,610
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,291,237
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,735,088
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,133,390
New York Dormitory Authority, (Student Housing), (NPFG), 5.25%, 7/1/15	1,000	1,003,750

		$9,761,192

Insured – Electric Utilities — 4.1%
Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$499,110
Long Island Power Authority, Electric Systems Revenue, (NPFG), 5.00%, 12/1/22	1,000	1,087,540
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,000,513

		$3,587,163

Insured – Escrowed / Prerefunded — 0.3%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$205	$223,261

		$223,261

Insured – General Obligations — 3.4%
Albany City School District, (BAM), 5.00%, 6/15/23	$100	$120,134
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	1,040	1,181,877
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	556,005
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	853,482
Rockland County, (AGM), 5.00%, 3/1/23	250	296,982

		$3,008,480

Insured – Hospital — 2.1%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,806,896

		$1,806,896

Insured – Lease Revenue / Certificates of Participation — 1.3%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), 5.25%, 8/15/20	$1,000	$1,137,820

		$1,137,820

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 5.8%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20(2)	$2,235	$2,710,139
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,380,740

		$5,090,879

Insured – Transportation — 2.6%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,180,180
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,081,340

		$2,261,520

Lease Revenue / Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$567,550

		$567,550

Other Revenue — 6.7%
Battery Park City Authority, 5.00%, 11/1/24	$750	$917,790
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	750	808,912
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,154,750
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	628,609
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,330,643

		$5,840,704

Senior Living / Life Care — 2.8%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$230	$230,446
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	819,953
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	750	733,095
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	636,569

		$2,420,063

Solid Waste — 2.6%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,294,880

		$2,294,880

11	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 8.9%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$1,900	$2,204,399
New York Dormitory Authority, (Sales Tax), 5.00%, 3/15/22	1,000	1,214,070
New York Local Government Assistance Corp., 5.25%, 4/1/16(2)	3,000	3,148,230
Sales Tax Asset Receivable Corp., 5.00%, 10/15/19(1)	1,000	1,185,880

		$7,752,579

Transportation — 10.3%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,127,540
New York Bridge Authority, 5.00%, 1/1/25	530	627,599
New York Bridge Authority, 5.00%, 1/1/26	1,000	1,175,370
New York Thruway Authority, 5.00%, 1/1/24	1,000	1,211,310
Niagara Falls Bridge Commission, 5.00%, 10/1/21(1)	275	330,402
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,280	1,479,104
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,117,460
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,575	1,903,592

		$8,972,377

Water and Sewer — 4.5%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,158,110
New York City Municipal Water Finance Authority, 5.00%, 6/15/21(2)	2,430	2,796,930

		$3,955,040

Total Tax-Exempt Investments — 97.7% (identified cost $79,196,659)		$85,361,805

Miscellaneous — 0.6%

Security	Units	Value

Real Estate — 0.6%
CMS Liquidating Trust(3)(4)(5)	150	$502,800

Total Miscellaneous — 0.6% (identified cost $480,000)		$502,800

Total Investments — 98.3% (identified cost $79,676,659)		$85,864,605

Other Assets, Less Liabilities — 1.7%		$1,527,940

Net Assets — 100.0%		$87,392,545

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2014, 31.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 13.2% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $502,800 or 0.6% of the Fund’s net assets.

(4)	Non-income producing security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

12	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Statements of Assets and Liabilities (Unaudited)

	September 30, 2014
Assets	Massachusetts Limited Fund	New York Limited Fund
Investments —
Identified cost	$56,230,472	$79,676,659
Unrealized appreciation	4,836,531	6,187,946
Investments, at value	$61,067,003	$85,864,605
Cash	$3,181,966	$2,476,705
Restricted cash*	60,000	—
Interest receivable	663,062	1,045,057
Receivable for investments sold	—	45,000
Receivable for Fund shares sold	367,893	42,619
Receivable for variation margin on open financial futures contracts	7,125	—
Total assets	$65,347,049	$89,473,986

Liabilities
Payable for when-issued securities	$—	$1,753,668
Payable for Fund shares redeemed	90,181	196,788
Distributions payable	38,190	31,881
Payable to affiliates:
Investment adviser fee	21,432	29,490
Distribution and service fees	13,451	25,845
Accrued expenses	36,375	43,769
Total liabilities	$199,629	$2,081,441
Net Assets	$65,147,420	$87,392,545

Sources of Net Assets
Paid-in capital	$64,382,935	$88,929,233
Accumulated net realized loss	(4,089,707)	(7,709,091)
Accumulated distributions in excess of net investment income	(2,965)	(15,543)
Net unrealized appreciation	4,857,157	6,187,946
Net Assets	$65,147,420	$87,392,545

Class A Shares
Net Assets	$41,575,156	$51,432,610
Shares Outstanding	4,146,430	5,075,193
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.03	$10.13
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.26	$10.36

Class B Shares
Net Assets	$—	$247,925
Shares Outstanding	—	24,481
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$10.13

Class C Shares
Net Assets	$11,246,821	$25,975,502
Shares Outstanding	1,171,058	2,695,769
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.60	$9.64

Class I Shares
Net Assets	$12,325,443	$9,736,508
Shares Outstanding	1,229,362	960,586
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.03	$10.14

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Statements of Operations (Unaudited)

	Six Months Ended September 30, 2014
Investment Income	Massachusetts Limited Fund	New York Limited Fund
Interest	$1,109,523	$1,595,501
Total investment income	$1,109,523	$1,595,501

Expenses
Investment adviser fee	$127,326	$176,535
Distribution and service fees
Class A	30,451	39,359
Class B	—	1,115
Class C	50,851	116,580
Trustees’ fees and expenses	1,647	2,152
Custodian fee	14,783	17,243
Transfer and dividend disbursing agent fees	11,945	18,005
Legal and accounting services	22,487	25,656
Printing and postage	9,293	12,148
Registration fees	2,600	2,853
Miscellaneous	8,412	9,762
Total expenses	$279,795	$421,408
Deduct —
Reduction of custodian fee	$239	$167
Total expense reductions	$239	$167

Net expenses	$279,556	$421,241

Net investment income	$829,967	$1,174,260

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$134	$(533,202)
Financial futures contracts	(174,146)	—
Net realized loss	$(174,012)	$(533,202)
Change in unrealized appreciation (depreciation) —
Investments	$915,283	$1,404,695
Financial futures contracts	50,930	—
Net change in unrealized appreciation (depreciation)	$966,213	$1,404,695

Net realized and unrealized gain	$792,201	$871,493

Net increase in net assets from operations	$1,622,168	$2,045,753

14	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended September 30, 2014
Increase (Decrease) in Net Assets	Massachusetts Limited Fund	New York Limited Fund
From operations —
Net investment income	$829,967	$1,174,260
Net realized loss from investment transactions and financial futures contracts	(174,012)	(533,202)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	966,213	1,404,695
Net increase in net assets from operations	$1,622,168	$2,045,753
Distributions to shareholders —
From net investment income
Class A	$(552,059)	$(765,746)
Class B	—	(2,690)
Class C	(111,424)	(280,714)
Class I	(157,618)	(113,384)
Total distributions to shareholders	$(821,101)	$(1,162,534)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,079,574	$3,422,916
Class B	—	40,244
Class C	793,860	2,085,517
Class I	2,799,483	4,259,684
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	492,357	684,990
Class B	—	1,705
Class C	88,508	222,113
Class I	11,769	70,306
Cost of shares redeemed
Class A	(3,123,070)	(5,580,393)
Class B	—	(15,833)
Class C	(931,238)	(2,378,520)
Class I	(847,870)	(886,448)
Net asset value of shares exchanged
Class A	—	14,829
Class B	—	(14,829)
Net increase in net assets from Fund share transactions	$3,363,373	$1,926,281

Net increase in net assets	$4,164,440	$2,809,500

Net Assets
At beginning of period	$60,982,980	$84,583,045
At end of period	$65,147,420	$87,392,545

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(2,965)	$(15,543)

15	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2014
Increase (Decrease) in Net Assets	Massachusetts Limited Fund	New York Limited Fund
From operations —
Net investment income	$1,739,727	$2,461,167
Net realized loss from investment transactions and financial futures contracts	(585,179)	(665,625)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,892,776)	(2,874,413)
Net decrease in net assets from operations	$(738,228)	$(1,078,871)
Distributions to shareholders —
From net investment income
Class A	$(1,151,278)	$(1,648,170)
Class B	—	(12,813)
Class C	(246,498)	(609,265)
Class I	(328,262)	(173,285)
Total distributions to shareholders	$(1,726,038)	$(2,443,533)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,585,090	$9,087,326
Class B	—	2,293
Class C	1,602,965	4,996,801
Class I	5,846,627	5,534,004
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,046,779	1,560,627
Class B	—	9,540
Class C	200,554	522,107
Class I	30,508	154,327
Cost of shares redeemed
Class A	(8,661,763)	(15,492,240)
Class B	—	(304,174)
Class C	(3,035,224)	(6,816,370)
Class I	(5,808,395)	(6,919,178)
Net asset value of shares exchanged
Class A	—	278,220
Class B	—	(278,220)
Net decrease in net assets from Fund share transactions	$(2,192,859)	$(7,664,937)

Net decrease in net assets	$(4,657,125)	$(11,187,341)

Net Assets
At beginning of year	$65,640,105	$95,770,386
At end of year	$60,982,980	$84,583,045

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(11,831)	$(27,269)

16	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Financial Highlights

	Massachusetts Limited Fund — Class A
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.900		$10.270	$10.240	$9.850	$10.040	$9.560

Income (Loss) From Operations
Net investment income(1)	$0.138		$0.289	$0.290	$0.331	$0.340	$0.347
Net realized and unrealized gain (loss)	0.128		(0.372)	0.028	0.390	(0.191)	0.490

Total income (loss) from operations	$0.266		$(0.083)	$0.318	$0.721	$0.149	$0.837

Less Distributions
From net investment income	$(0.136)		$(0.287)	$(0.288)	$(0.331)	$(0.339)	$(0.357)

Total distributions	$(0.136)		$(0.287)	$(0.288)	$(0.331)	$(0.339)	$(0.357)

Net asset value — End of period	$10.030		$9.900	$10.270	$10.240	$9.850	$10.040

Total Return(2)	2.70	%(3)	(0.77)%	3.13%	7.43%	1.46%	8.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,575		$39,604	$42,208	$43,283	$44,351	$52,719
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.78	%(5)	0.78%	0.79%	0.82%	0.81%	0.82%
Net investment income	2.75	%(5)	2.91%	2.80%	3.27%	3.37%	3.47%
Portfolio Turnover	2	%(3)	8%	7%	19%	2%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	Massachusetts Limited Fund — Class C
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.480		$9.840	$9.810	$9.430	$9.620	$9.160

Income (Loss) From Operations
Net investment income(1)	$0.096		$0.206	$0.204	$0.245	$0.253	$0.260
Net realized and unrealized gain (loss)	0.119		(0.362)	0.028	0.379	(0.191)	0.472

Total income (loss) from operations	$0.215		$(0.156)	$0.232	$0.624	$0.062	$0.732

Less Distributions
From net investment income	$(0.095)		$(0.204)	$(0.202)	$(0.244)	$(0.252)	$(0.272)

Total distributions	$(0.095)		$(0.204)	$(0.202)	$(0.244)	$(0.252)	$(0.272)

Net asset value — End of period	$9.600		$9.480	$9.840	$9.810	$9.430	$9.620

Total Return(2)	2.27	%(3)	(1.57)%	2.37%	6.71%	0.62%	8.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,247		$11,152	$12,845	$12,647	$13,403	$14,807
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.53	%(5)	1.53%	1.54%	1.57%	1.56%	1.57%
Net investment income	2.00	%(5)	2.16%	2.05%	2.52%	2.62%	2.71%
Portfolio Turnover	2	%(3)	8%	7%	19%	2%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	Massachusetts Limited Fund — Class I
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$9.900		$10.270	$10.240	$9.850	$10.210

Income (Loss) From Operations
Net investment income	$0.145	(2)	$0.304 (2)	$0.305	$0.346	$0.235
Net realized and unrealized gain (loss)	0.129		(0.372)	0.029	0.390	(0.360)

Total income (loss) from operations	$0.274		$(0.068)	$0.334	$0.736	$(0.125)

Less Distributions
From net investment income	$(0.144)		$(0.302)	$(0.304)	$(0.346)	$(0.235)

Total distributions	$(0.144)		$(0.302)	$(0.304)	$(0.346)	$(0.235)

Net asset value — End of period	$10.030		$9.900	$10.270	$10.240	$9.850

Total Return(3)	2.78	%(4)	(0.62)%	3.28%	7.59%	(1.39	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,325		$10,227	$10,587	$6,050	$31
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.63	%(6)	0.63%	0.64%	0.66%	0.67	%(6)
Net investment income	2.90	%(6)	3.07%	2.93%	3.02%	3.26	%(6)
Portfolio Turnover	2	%(4)	8%	7%	19%	2	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended March 31, 2011.

19	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	New York Limited Fund — Class A
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.030		$10.410	$10.350	$9.980	$10.190	$9.550

Income (Loss) From Operations
Net investment income(1)	$0.149		$0.307	$0.316	$0.344	$0.358	$0.368
Net realized and unrealized gain (loss)	0.099		(0.382)	0.058	0.372	(0.210)	0.644

Total income (loss) from operations	$0.248		$(0.075)	$0.374	$0.716	$0.148	$1.012

Less Distributions
From net investment income	$(0.148)		$(0.305)	$(0.314)	$(0.346)	$(0.358)	$(0.372)

Total distributions	$(0.148)		$(0.305)	$(0.314)	$(0.346)	$(0.358)	$(0.372)

Net asset value — End of period	$10.130		$10.030	$10.410	$10.350	$9.980	$10.190

Total Return(2)	2.48	%(3)	(0.69)%	3.65%	7.30%	1.42%	10.72%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,433		$52,346	$59,142	$56,993	$61,099	$71,238
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.76	%(5)	0.76%	0.77%	0.78%	0.78%	0.81%
Net investment income	2.95	%(5)	3.05%	3.02%	3.36%	3.50%	3.66%
Portfolio Turnover	3	%(3)	15%	9%	12%	8%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	New York Limited Fund — Class B
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.020		$10.400	$10.350	$9.970	$10.180	$9.540

Income (Loss) From Operations
Net investment income(1)	$0.111		$0.231	$0.238	$0.267	$0.281	$0.293
Net realized and unrealized gain (loss)	0.109		(0.383)	0.048	0.382	(0.210)	0.644

Total income (loss) from operations	$0.220		$(0.152)	$0.286	$0.649	$0.071	$0.937

Less Distributions
From net investment income	$(0.110)		$(0.228)	$(0.236)	$(0.269)	$(0.281)	$(0.297)

Total distributions	$(0.110)		$(0.228)	$(0.236)	$(0.269)	$(0.281)	$(0.297)

Net asset value — End of period	$10.130		$10.020	$10.400	$10.350	$9.970	$10.180

Total Return(2)	2.20	%(3)	(1.44)%	2.78%	6.60%	0.66%	9.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$248		$234	$838	$1,314	$1,428	$1,746
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.51	%(5)	1.51%	1.52%	1.53%	1.53%	1.56%
Net investment income	2.20	%(5)	2.29%	2.28%	2.61%	2.75%	2.92%
Portfolio Turnover	3	%(3)	15%	9%	12%	8%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

21	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	New York Limited Fund — Class C
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.540		$9.900	$9.840	$9.490	$9.690	$9.080

Income (Loss) From Operations
Net investment income(1)	$0.106		$0.220	$0.226	$0.254	$0.267	$0.278
Net realized and unrealized gain (loss)	0.099		(0.362)	0.058	0.352	(0.200)	0.615

Total income (loss) from operations	$0.205		$(0.142)	$0.284	$0.606	$0.067	$0.893

Less Distributions
From net investment income	$(0.105)		$(0.218)	$(0.224)	$(0.256)	$(0.267)	$(0.283)

Total distributions	$(0.105)		$(0.218)	$(0.224)	$(0.256)	$(0.267)	$(0.283)

Net asset value — End of period	$9.640		$9.540	$9.900	$9.840	$9.490	$9.690

Total Return(2)	2.15	%(3)	(1.42)%	2.91%	6.47%	0.66%	9.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,976		$25,778	$28,137	$25,823	$25,473	$28,326
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.51	%(5)	1.51%	1.52%	1.53%	1.53%	1.56%
Net investment income	2.19	%(5)	2.29%	2.27%	2.61%	2.75%	2.90%
Portfolio Turnover	3	%(3)	15%	9%	12%	8%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

22	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Financial Highlights — continued

	New York Limited Fund — Class I
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$10.030		$10.410	$10.350	$9.970	$10.330

Income (Loss) From Operations
Net investment income	$0.156	(2)	$0.323 (2)	$0.331	$0.364	$0.250
Net realized and unrealized gain (loss)	0.110		(0.383)	0.059	0.378	(0.360)

Total income (loss) from operations	$0.266		$(0.060)	$0.390	$0.742	$(0.110)

Less Distributions
From net investment income	$(0.156)		$(0.320)	$(0.330)	$(0.362)	$(0.250)

Total distributions	$(0.156)		$(0.320)	$(0.330)	$(0.362)	$(0.250)

Net asset value — End of period	$10.140		$10.030	$10.410	$10.350	$9.970

Total Return(3)	2.66	%(4)	(0.54)%	3.80%	7.56%	(1.26	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,737		$6,225	$7,653	$4,342	$101
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.61	%(6)	0.61%	0.62%	0.63%	0.63	%(6)
Net investment income	3.08	%(6)	3.20%	3.16%	3.41%	3.68	%(6)
Portfolio Turnover	3	%(4)	15%	9%	12%	8	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended March 31, 2011.

23	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of four funds, two of which, each non-diversified, are included in these financial statements. They include Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (Massachusetts Limited Fund) and Eaton Vance New York Limited Maturity Municipal Income Fund (New York Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable, and limited principal fluctuation. The Massachusetts Limited Fund offers three classes of shares. The New York Limited Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2014, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year, retaining the same short-term or

24

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Massachusetts Limited Fund	New York Limited Fund

March 31, 2015	$—	$97,867
March 31, 2016	103,860	394,181
March 31, 2017	1,158,951	718,716
March 31, 2018	869,381	2,585,819
March 31, 2019	435,325	1,022,603

Total capital loss carryforward	$2,567,517	$4,819,186

Deferred capital losses:

Short-term	$750,112	$1,469,702
Long-term	$664,651	$962,253

As of September 30, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest

25

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to September 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended September 30, 2014, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Massachusetts Limited Fund	New York Limited Fund

Investment Adviser Fee	$127,326	$176,535
Effective Annual Rate	0.40%	0.41%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended September 30, 2014 were as follows:

	Massachusetts Limited Fund	New York Limited Fund

EVM’s Sub-Transfer Agent Fees	$734	$1,441
EVD’s Class A Sales Charges	$2,072	$2,051

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The

26

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2014 for Class A shares amounted to the following:

	Massachusetts Limited Fund	New York Limited Fund

Class A Distribution and Service Fees	$30,451	$39,359

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended September 30, 2014, the Funds paid or accrued to EVD the following distribution fees:

	Massachusetts Limited Fund	New York Limited Fund

Class B Distribution Fees	$—	$929
Class C Distribution Fees	$42,376	$97,150

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2014 amounted to the following:

	Massachusetts Limited Fund	New York Limited Fund

Class B Service Fees	$—	$186
Class C Service Fees	$8,475	$19,430

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 3% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended September 30, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Massachusetts Limited Fund	New York Limited Fund

Class A	$—	$200
Class B	$—	$—
Class C	$50	$—

27

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended September 30, 2014 were as follows:

	Massachusetts Limited Fund	New York Limited Fund

Purchases	$2,661,481	$5,091,902
Sales	$1,090,000	$2,635,268

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Massachusetts Limited Fund
	Six Months Ended September 30, 2014 (Unaudited)
	Class A	Class C	Class I

Sales	408,475	82,966	279,832
Issued to shareholders electing to receive payments of distributions in Fund shares	49,145	9,227	1,174
Redemptions	(312,290)	(97,395)	(84,913)

Net increase (decrease)	145,330	(5,202)	196,093

	Year Ended March 31, 2014
	Class A	Class C	Class I

Sales	664,236	169,365	588,144
Issued to shareholders electing to receive payments of distributions in Fund shares	105,562	21,116	3,071
Redemptions	(877,569)	(319,719)	(588,710)

Net increase (decrease)	(107,771)	(129,238)	2,505

New York Limited Fund
	Six Months Ended September 30, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	338,341	3,985	216,804	420,701
Issued to shareholders electing to receive payments of distributions in Fund shares	67,634	168	23,062	6,939
Redemptions	(551,614)	(1,565)	(247,455)	(87,633)
Exchange from Class B shares	1,468	—	—	—
Exchange to Class A shares	—	(1,469)	—	—

Net increase (decrease)	(144,171)	1,119	(7,589)	340,007

28

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

	Year Ended March 31, 2014
	Class A	Class B	Class C	Class I

Sales	900,075	227	521,841	551,248
Issued to shareholders electing to receive payments of distributions in Fund shares	154,959	946	54,545	15,318
Redemptions	(1,544,063)	(30,524)	(715,400)	(681,048)
Exchange from Class B shares	27,839	—	—	—
Exchange to Class A shares	—	(27,861)	—	—

Net decrease	(461,190)	(57,212)	(139,014)	(114,482)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

	Massachusetts Limited Fund	New York Limited Fund

Aggregate cost	$56,190,535	$79,589,681

Gross unrealized appreciation	$4,916,774	$6,305,171
Gross unrealized depreciation	(40,306)	(30,247)

Net unrealized appreciation	$4,876,468	$6,274,924

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended September 30, 2014.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

Massachusetts Limited	12/14	5 U.S. 10-Year Treasury Note	Short	$(626,358)	$(623,203)	$3,155
	12/14	16 U.S. Long Treasury Bond	Short	(2,223,971)	(2,206,500)	17,471

29

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

At September 30, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended September 30, 2014, the Massachusetts Limited Fund purchased and sold U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2014 were as follows:

	Massachusetts Limited Fund

Asset Derivative:

Financial Futures Contracts	$20,626	(1)

Total	$20,626

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2014 was as follows:

	Massachusetts Limited Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(174,146	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$50,930	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended September 30, 2014, which is indicative of the volume of this derivative type, was approximately as follows:

Massachusetts Limited Fund

Average Notional Amount:

Futures Contracts – Short	$2,793,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

At September 30, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Massachusetts Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$61,067,003	$—	$61,067,003

Total Investments	$—	$61,067,003	$—	$61,067,003

Futures Contracts	$20,626	$—	$—	$20,626

Total	$20,626	$61,067,003	$—	$61,087,629

New York Limited Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$85,361,805	$—	$85,361,805
Miscellaneous	—	—	502,800	502,800

Total Investments	$—	$85,361,805	$502,800	$85,864,605

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2014 is not presented.

At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

31

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Special Meeting of Shareholders (Unaudited)

Each Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Massachusetts Limited Maturity Municipal Income Fund
	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	5,423,588	46,769
Cynthia E. Frost	5,423,588	46,769
George J. Gorman	5,427,649	42,708
Valerie A. Mosley	5,423,588	46,769
Harriett Tee Taggart	5,427,649	42,708

(1) Excludes fractional shares.

New York Limited Maturity Municipal Income Fund
	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	7,267,689	147,981
Cynthia E. Frost	7,325,714	89,956
George J. Gorman	7,222,906	192,764
Valerie A. Mosley	7,296,422	119,248
Harriett Tee Taggart	7,282,842	132,828

(1)	Excludes fractional shares.

32

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

•	Eaton Vance New York Limited Maturity Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

34

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

35

Eaton Vance

Limited Maturity Municipal Income Funds

September 30, 2014

Officers and Trustees

Officers of Eaton Vance Limited Maturity Municipal Income Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Limited Maturity Municipal Income Funds

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7709    9.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 12, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2014